Business Combination (Tables)	12 Months Ended
Dec. 31, 2024
Business Combinations [Abstract]
Summary of Business Acquistion Equity Intererests Issued or Issuable
The following table summarizes the components of the purchase consideration transferred based on the closing price of the Company’s common share of US$7.83 per share as of the acquisition date:

As of acquisition date
Fair value of ordinary shares issued on the acquisition date (i)	3,087,849
Fair value of contingent consideration related to SOP Milestone (ii)	260,546
Fair value of contingent consideration related to Earn-Out Period Milestone (iii)	433,811

Total Consideration	3,782,206

Summary of the Assets Acquired and Liabilities Assumed
The acquisition was accounted for as a business combination. The Group made estimates and judgements in determining the fair values of the assets acquired and liabilities assumed with the assistance from an independent valuation firm. The consideration was allocated on the acquisition date as follows:

As of acquisition date
Intangible assets
- VPT (Note 10)	2,586,911
- VMTUD (Note 10)	609,170
- Software	9,570
Cash and cash equivalents	684,214
Prepayments and other current assets	254,402
Property and equipment, net	113,818
Deferred tax assets	453,125
Other non-current assets	127,256
Accounts and notes payable	(30,473)
Accruals and other liabilities	(255,483)
Deferred tax liabilities	(804,410)
Goodwill	34,106

Total	3,782,206

Summary of Pro forma financial information

	For the year ended December 31,
	2022	2023
Pro forma net revenues	26,855,119	30,856,674
Pro forma net loss	(12,035,550)	(14,066,681)